Supplemental Disclosures to Consolidated Statements of Cash Flows	12 Months Ended
Dec. 31, 2021
Supplemental Cash Flow Elements [Abstract]
Supplemental Disclosures to Consolidated Statements of Cash Flows
12. Supplemental Disclosures to Consolidated Statements of Cash Flows
Supplemental cash flow information and schedules of
non-cash
investing and financing activities (in millions):

	Successor	Predecessor
	From October 20, 2021 through December 31, 2021	From July 1, 2021 through October 19, 2021	Fiscal Year Ended June 30, 2021	Fiscal Year Ended June 30, 2020	Fiscal Year Ended June 30, 2019
Cash Paid For:
Cash paid for interest	$5.5	$10.0	$37.4	$39.2	$39.2
Cash paid for income taxes	$2.9	$4.3	$19.3	$10.6	$11.3
Non-Cash Investing and Financing Activities:
Contingent consideration from acquisitions	$0.5	$0.8	$—	$—	$—
Property, plant, and equipment purchases in accounts payable	$0.1	$(1.8)	$3.2	$2.0	$2.7
Acquisition purchases in accrued expense and other liabilities	$—	$0.1	$2.1	$2.8	$—
Accounts payable converted to note payable to third parties	$—	$—	$—	$—	$0.2
Common Shares issued to Mirion Sellers in Mirion Business Combination	$420.7	$—	$—	—	—
The following table provides a reconciliation of cash, cash equivalents and restricted cash reported within the consolidated balances sheets that sum to the total of the same such amounts shown in the consolidated statements of cash flow (in millions).

	Successor	Predecessor
	From October 20, 2021 through December 31, 2021	From July 1, 2021 through October 19, 2021	Fiscal Year Ended June 30, 2021	Fiscal Year Ended June 30, 2020	Fiscal Year Ended June 30, 2019
Cash and cash equivalents	$84.0	$101.8	$101.1	$118.4	$35.8
Restricted cash—current	0.6	0.8	0.8	1.1	1.4
Restricted cash—non-current	0.7	0.5	0.5	0.5	0.4

Total cash, cash equivalents, and restricted cash shown in the statements of cash flow	$85.3	$103.1	$102.4	$120.0	$37.6

Amounts included in restricted cash represent funds with various financial institutions to support performance bonds with irrevocable letters of credit for contractual obligations to certain customers.